Disposal of the Discontinued Operations of the NFID Business (Details) - USD ($)			12 Months Ended
	Oct. 01, 2023	Sep. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024
Disposal of the Discontinued Operations of the NFID Business [Line Items]
Purchase price		$ 60,000
Bad debt expense			$ 69,600
Note receivable			60,000	60,000
Accrued interest receivable			9,600	6,010	$ 9,600
Outstanding receivable balance				$ 66,010
Promissory Note [Member]
Disposal of the Discontinued Operations of the NFID Business [Line Items]
Promissory note amount		$ 60,000
Minimum [Member] | Promissory Note [Member]
Disposal of the Discontinued Operations of the NFID Business [Line Items]
Bears interest per annum		8.00%
Maturity date		Oct. 01, 2023
Maximum [Member] | Promissory Note [Member]
Disposal of the Discontinued Operations of the NFID Business [Line Items]
Bears interest per annum	9.00%
Maturity date	Dec. 30, 2023